Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2024
Personnel Expenses [Line Items]
Personnel expenses

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Salaries and variable compensation
1
4,205 3,621 3,364 7,826 6,720
of which: variable compensation – financial advisors
2
1,291 1,267 1,110 2,558 2,222
Contractors 24 21 24 45 50
Social security 251 208 176 459 396
Post-employment benefit plans 159 186 139 346 313
Other personnel expenses 158 125 144 283 266
Total personnel expenses 4,797 4,161 3,847 8,958 7,745
1 Includes role-based

allowances.

2 Consists of

cash and deferred

compensation awards

and is based

on compensable revenues

and firm tenure

using a formulaic

approach. Also includes

expenses related

to
compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.